Investments at equity method - Summary of Carrying Value of Investments Accounted for Using the Equity Method (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Opening balance	€ 21,360	€ 27,794	€ 29,906
Net income /(loss)	2,794	(4,205)	(1,534)
Dividends			(225)
Translation differences	(1,548)	1,771	(353)
Additions	313	532
Impairment		(4,532)
Disposal	(472)
Ending balance	22,447	21,360	27,794
Pelletteria Tizeta [Member]
Disclosure of associates [line items]
Opening balance	2,888	2,794	2,651
Net income /(loss)	528	92	368
Dividends			(225)
Additions		2
Ending balance	3,416	2,888	2,794
Tom Ford International LLC [Member]
Disclosure of associates [line items]
Opening balance	18,000	25,000	27,255
Net income /(loss)	1,893	(4,232)	(1,902)
Translation differences	(1,548)	1,764	(353)
Impairment	0	(4,532)	0
Ending balance	18,345	18,000	€ 25,000
Achill Station Pty Ltd [Member]
Disclosure of associates [line items]
Opening balance	472
Net income /(loss)		(65)
Translation differences		7
Additions		530
Disposal	(472)
Ending balance		€ 472
Filati Biagioli Modesto S P A [Member]
Disclosure of associates [line items]
Net income /(loss)	373
Additions	313
Ending balance	€ 686